Convertible Notes Payables - Schedule of Convertible Notes Payables (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Convertible Notes Payables [Line Items]
Convertible Notes Payables	$ 5,158,107	$ 3,468,563	$ 2,472,848
Senior Convertible Notes and drawdown loan facilities
Schedule of Convertible Notes Payables [Line Items]
Convertible Notes Payables	3,791,747	3,468,563
January Notes [Member]
Schedule of Convertible Notes Payables [Line Items]
Convertible Notes Payables	$ 1,366,360
June 2024 Notes [Member]
Schedule of Convertible Notes Payables [Line Items]
Convertible Notes Payables			2,472,848
Senior Convertible Notes [Member]
Schedule of Convertible Notes Payables [Line Items]
Convertible Notes Payables		$ 3,468,563